Operating Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 349,846	$ 382,826	$ 366,009
Sales of hardware and related revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	194,018	241,428	248,137
Battery swapping service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	131,785	121,660	99,587
Leasing service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	13,253	10,653	10,304
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 10,790	$ 9,085	$ 7,981